10-K Fair Value Measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	$ 706,199	$ 554,624	$ 236,888
Short-term investments	12,712	8,824	46,035
Total investments	718,911	563,448	282,923
U.S. government and government agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	297,780	252,541	30,580
State and municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	51,506	50,720	49,058
Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	40,906	25,436	18,268
Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	143,860	74,702	45,674
Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	53,892	42,033	25,061
Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	118,255	109,192	68,247
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	296,545	251,332	29,416
Short-term investments	9,916	3,960	0
Total investments	306,461	255,292	29,416
Level 1 | U.S. government and government agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	296,545	251,332	29,416
Level 1 | State and municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	0	0	0
Level 1 | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	0	0	0
Level 1 | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	0	0	0
Level 1 | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	0	0	0
Level 1 | Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	0	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	409,654	303,292	207,472
Short-term investments	2,796	4,864	46,035
Total investments	412,450	308,156	253,507
Level 2 | U.S. government and government agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	1,235	1,209	1,164
Level 2 | State and municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	51,506	50,720	49,058
Level 2 | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	40,906	25,436	18,268
Level 2 | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	143,860	74,702	45,674
Level 2 | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	53,892	42,033	25,061
Level 2 | Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	118,255	109,192	68,247
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	0	0	0
Short-term investments	0	0	0
Total investments	0	0	0
Level 3 | U.S. government and government agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	0	0	0
Level 3 | State and municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	0	0	0
Level 3 | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	0	0	0
Level 3 | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	0	0	0
Level 3 | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	0	0	0
Level 3 | Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturity securities	$ 0	$ 0	$ 0